2. Investment Securities (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Investment securities available for sale

Investment securities available for sale at December 31, 2019 and 2018 are as follows:

(Dollars in thousands)

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$77,812	1,371	227	78,956
U.S. Government sponsored enterprises	28,265	443	311	28,397
State and political subdivisions	84,686	3,657	200	88,143
Trust preferred securities	250	—	—	250
Total	$191,013	5,471	738	195,746

(Dollars in thousands)

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$52,145	516	558	52,103
U.S. Government
sponsored enterprises	35,356	71	793	34,634
State and political subdivisions	105,545	2,089	43	107,591
Trust preferred securities	250	—	—	250
Total	$193,296	2,676	1,394	194,578

Current fair value and associated unrealized losses on investments in debt securities with unrealized losses
	December 31, 2019
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$28,395	177	6,351	50	34,746	227
U.S. Government
sponsored enterprises	2,899	10	6,151	301	9,050	311
State and political subdivisions	7,367	200	—	—	7,367	200
Total	$38,661	387	12,502	351	51,163	738

              (Dollars in thousands)

	December 31, 2018
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$6,932	56	17,670	502	24,602	558
U.S. Government
sponsored enterprises	1,784	69	25,172	724	26,956	793
State and political subdivisions	4,815	26	1,578	17	6,393	43
Total	$13,531	151	44,420	1,243	57,951	1,394

Amortized cost and estimated fair value of investment securities available for sale by contractual maturity

December 31, 2019

(Dollars in thousands)

	Amortized Cost	Estimated Fair Value
Due within one year	$5,490	5,465
Due from one to five years	56,399	58,315
Due from five to ten years	47,717	49,293
Due after ten years	3,595	3,717
Mortgage-backed securities	77,812	78,956
Total	$191,013	195,746

Available for sale securities measured at fair value on a recurring basis

(Dollars in thousands)

	December 31, 2019
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$78,956	—	78,956	—
U.S. Government
sponsored enterprises	$28,397	—	28,397	—
State and political subdivisions	$88,143	—	88,143	—
Trust preferred securities	$250	—	—	250

(Dollars in thousands)

	December 31, 2018
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$52,103	—	52,103	—
U.S. Government
sponsored enterprises	$34,634	—	34,634	—
State and political subdivisions	$107,591	—	107,591	—
Trust preferred securities	$250	—	—	250

Fair value measurements of investment securities available for sale using Level 3 significant unobservable inputs

(Dollars in thousands)

Investment Securities Available for Sale
Level 3 Valuation
Balance, beginning of period	$250
Change in book value	-
Change in gain/(loss) realized and unrealized	-
Purchases/(sales and calls)	-
Transfers in and/or (out) of Level 3	-
Balance, end of period	$250

Change in unrealized gain/(loss) for assets still held in Level 3	$-